DEFERRED REVENUE (Details Narrative) - CAD ($)	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Deferred revenue	$ 105,005	$ 165,237
Revenue recognized remaining period	2 years